[GRAPHIC OMITTED - ABN AMRO LOGO]

                        Blairlogie Emerging Markets Fund
                    Blairlogie International Developed Fund
                                 Annual Report
                                October 31, 2001
                                                        Class N Shares
                                                        Class I Shares

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001

--------------------------------------------------------------------------------

                                                                                  BLAIRLOGIE            BLAIRLOGIE
                                                                                   EMERGING           INTERNATIONAL
                                                                                 MARKETS FUND         DEVELOPED FUND
                                                                                -------------         -------------
ASSETS:
Investments:
          Investments at cost                                                   $     478,921         $      65,651
          Net unrealized depreciation                                               (125,778)               (6,295)
                                                                                -------------         -------------
            Total investments at value                                                353,143                59,356
Cash                                                                                   18,226                 8,489
Foreign currency (Cost  $2,458 and $3,733, respectively)                                3,564                 2,445
Receivables:
          Dividends and interest                                                       23,437                19,081
          Dividends reclaim                                                                 -                52,239
          Fund shares sold                                                                159                   423
          Investments and foreign currency sold                                     3,298,915             3,158,851
          Due from Adviser, net
                                                                                       11,225                11,620
Other assets
                                                                                        2,886                   173
                                                                                -------------         -------------

          Total assets                                                              3,711,555             3,312,677
                                                                                -------------         -------------

LIABILITIES:
Payables:
          Investments and foreign currency purchased                                      420                     -
          Fund shares redeemed                                                         11,270                   846
          Distribution fees                                                                25                   124
Accrued expenses and other payables                                                    48,280                51,442
                                                                                -------------         -------------

          Total liabilities                                                            59,995                52,412
                                                                                -------------         -------------
NET ASSETS                                                                      $   3,651,560             3,260,265
                                                                             =================      ================

NET ASSETS CONSIST OF:
          Paid in capital                                                       $  24,038,682         $  15,550,467
          Accumulated undistributed net investment income                              94,684                     -
          Accumulated net realized loss on investments
          and foreign currency transactions                                       (20,359,066)          (12,282,937)
          Net unrealized depreciation on investments
          and translation of assets and liabilities in foreign currency             (122,740)               (7,265)
                                                                                -------------         -------------
TOTAL NET ASSETS                                                                $   3,651,560         $   3,260,265
                                                                                =============         =============

CLASS N:
          Net Assets                                                            $     511,474         $   2,523,770
                                                                                =============         =============
          Shares of beneficial interest outstanding                                    70,414               527,036
                                                                                =============         =============
          NET ASSET VALUE
          Offering and redemption price per share                               $        7.26         $        4.79
                                                                                =============         =============

CLASS I:
          Net Assets                                                            $   3,140,086         $     736,495
                                                                                =============         =============
          Shares of beneficial interest outstanding                                   431,861               148,913
                                                                                =============         =============
          NET ASSET VALUE
          Offering and redemption price per share                               $        7.27         $        4.95
                                                                                =============         =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       3

ABN AMRO FUNDS

BLAIRLOGIE EMERGING MARKETS FUND                                OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                MARKET
 SHARES                                                          VALUE
--------                                                      ----------

FOREIGN COMMON STOCKS - 8.37%
           INDIA - 1.32%
   8,400   Mahanagar Telephone Nigam, GDR                     $   48,300
                                                              ----------
           MALAYSIA - 0.51%
  10,000   Malayan  Banking                                       18,684
                                                              ----------
           SOUTH KOREA - 1.22%
   2,800   Kookmin Bank                                           42,508
       9   Samsung Electronics                                     1,206
       4   SK Telecom                                                758
                                                              ----------
                                                                  44,472
                                                              ----------
           TAIWAN - 5.32%
   1,624   Advanced Semiconductor Engineering,
           Series E, ADR*                                          4,157
  55,600   Taiwan Semiconductor Manufacturing*                    98,236
 111,500   United Microelectronics*                               91,719
                                                              ----------
                                                                 194,112
                                                              ----------
           THAILAND - 0.00%
  17,368   TelecomAsia, RTS (A)*                                       0
                                                              ----------
           TOTAL FOREIGN COMMON STOCKS                           305,568
                                                              ----------
           (Cost $406,943)

INVESTMENT COMPANY - 1.30%
   5,500   Taiwan Fund*                                           47,575
                                                              ----------
           TOTAL INVESTMENT COMPANY                               47,575
                                                              ----------
           (Cost $71,837)

FOREIGN PREFERRED STOCK - 0.00%

           BRAZIL - 0.00%
       0   CIA de Bebidas das Americas (A) (B)                         0
                                                              ----------
           Total Foreign Preferred Stock                               0
                                                              ----------
           (Cost $141)

TOTAL INVESTMENTS - 9.67%                                        353,143
                                                              ----------
(Cost $478,921)**

NET OTHER ASSETS AND LIABILITIES - 90.33%                      3,298,417
                                                              ----------

NET ASSETS - 100.00%                                          $3,651,560
                                                              ==========

--------------------------
* Non-income producing security.
** Aggregate cost for Federal income tax purposes is $478,921.

Gross unrealized appreciation   $   9,302
Gross unrealized depreciation    (135,080)
Net unrealized depreciation     $(125,778)

(A) Less than $1 in market value.
(B) Less than 1 share held.
ADR American Depositary Receipt
GDR Global Depositary Receipt
RTS Rights

See accompanying Notes to Financial Statements                                 1

ABN AMRO FUNDS

BLAIRLOGIE INTERNATIONAL DEVELOPED FUND                         OCTOBER 31, 2001
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                MARKET
 SHARES                                                          VALUE
--------                                                      ----------

           FOREIGN COMMON STOCKS - 1.30%
           Italy - 1.30%
   1,075   Olivetti, Warrants expiring 12/15/02*              $       81
   1,890   Telecom Italia                                         15,780
   5,500   Telecom  Italia-RNC                                    26,650
                                                              ----------
           Total Foreign Common Stocks                            42,511
                                                              ----------
           (Cost $46,713)

FOREIGN PREFERRED STOCK - 0.09%
           United Kingdom - 0.09%
   2,695   BAE Systems                                             2,783
                                                              ----------
           Total Foreign Preferred Stock                           2,783
                                                              ----------
           (Cost $4,298)

Par Value
---------

FOREIGN NOTES AND BONDS - 0.43%

           United Kingdom - 0.43%
           BG Transco Holdings
$  3,000   7.057%, 12/14/09                                        4,346
   3,000   4.188%, 12/14/22                                        4,891
   3,000   7.000%, 12/16/24                                        4,825
                                                              ----------
           Total Foreign Notes and Bonds                          14,062
                                                              ----------
           (Cost $14,640)

TOTAL INVESTMENTS - 1.82%                                         59,356
                                                              ----------
(Cost $65,651)**

NET OTHER ASSETS AND LIABILITIES - 98.18%                      3,200,909
                                                              ----------
NET ASSETS -100.00%                                           $3,260,265
                                                              ==========

--------------------
* Non-income producing security.
** Aggregate cost for Federal income tax purposes is $65,651.

Gross unrealized appreciation    $    92
Gross unrealized depreciation     (6,387)
Net unrealized depreciation      $(6,295)

RNC  Non-Convertible Savings

See accompanying Notes to Financial Statements                                 2

STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                              BLAIRLOGIE     BLAIRLOGIE
                                                                               EMERGING    INTERNATIONAL
                                                                             MARKETS FUND  DEVELOPED FUND
---------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
       Dividends                                                              $   293,154   $    477,375
       Less: foreign taxes withheld                                               (10,839)       (52,609)
       Interest                                                                     3,477          3,850
       Security Lending Interest                                                        -              -
                                                                              -----------   ------------
       Total investment income                                                    285,792        428,616
                                                                              -----------   ------------

 EXPENSES:
       Investment advisory fees                                                    91,775        269,638
       Distribution expenses                                                        3,087         10,694
       Transfer agent fees                                                          8,785         20,067
       Administration fees                                                         25,922         36,133
       Registration expenses                                                       19,241         23,047
       Custodian fees                                                              54,754         73,382
       Professional fees                                                           16,936         16,823
       Reports to shareholder expense                                               1,080          3,173
       Trustees fees                                                                  485          1,578
       Other expenses                                                              16,319          5,273
                                                                              -----------   ------------
       Total expenses before waivers                                              238,384        459,808
          Less: Investment advisory fees waived                                  (89,536)      (100,171)
                                                                              -----------   ------------
       Net Expenses                                                               148,848        359,637
                                                                              -----------   ------------
       NET INVESTMENT INCOME (LOSS)                                               136,944         68,979
                                                                              -----------   ------------

       NET REALIZED AND UNREALIZED GAIN (LOSS)
         ON INVESTMENTS
       Net realized gain (loss) on investments                                 (4,289,433)   (12,080,778)
       Net realized loss from foreign currency transactions                       (42,126)      (134,203)
       Net change in unrealized appreciation (depreciation) of investments      1,138,711        428,481
       Net change in unrealized appreciation (depreciation) on translation
           of assets and liabilities denominated in foreign currencies              1,119         11,880
                                                                              -----------   ------------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  (3,191,729)   (11,774,620)
                                                                              -----------   ------------

       NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  $(3,054,785)  $(11,705,641)
                                                                              ===========   ============

STATEMENT OF CHANGES IN NET ASSETS


                                                                           BLAIRLOGIE                       BLAIRLOGIE
                                                                        EMERGING MARKETS              INTERNATIONAL DEVELOPED
                                                                              FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------------

                                                                     YEARS ENDED OCTOBER 31,          YEARS ENDED OCTOBER 31,
                                                                     2001             2000             2001             2000
---------------------------------------------------------------------------------------------------------------------------------

                                                                   -----------     ------------     ------------     ------------
NET ASSETS AT BEGINNING OF PERIOD                                  $13,479,621     $ 18,308,172     $ 44,188,038     $104,583,366
                                                                   -----------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                             136,944          108,177           68,979           95,643
     Net realized gain (loss) on investments sold
        and foreign currency translations                           (4,331,559)        1,513,064     (12,214,981)      14,867,403
     Netchange in unrealized appreciation
        (depreciation) on investments and
        translation of assets and liabilities
        denominated in foreign currency                              1,139,830       (2,211,719)         440,361      (14,769,451)
                                                                   -----------     ------------     ------------     ------------
     Net increase (decrease) in
        net assets resulting from operations                        (3,054,785)        (590,478)     (11,705,641)          193,595
                                                                   -----------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
        Class N                                                         (4,393)          (2,599)              --          (40,326)
        Class I                                                        (57,157)         (51,540)              --         (684,209)
     Net realized gain on investments:
        Class N                                                        (10,325)              --       (2,181,864)        (580,772)
        Class I                                                        (64,025)              --      (12,890,865)      (8,051,198)
                                                                   -----------     ------------     ------------     ------------
           Total distributions                                        (135,900)         (54,139)     (15,072,729)      (9,356,505)
                                                                   -----------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
     Net proceeds from sales of shares:
        Class N                                                        404,679        3,762,087        1,422,349        1,287,383
        Class I                                                      2,395,887        7,304,860        7,252,353       31,994,950
     Issued to shareholders in reinvestment of distributions:
        Class N                                                         11,801            2,333        1,957,516          542,653
        Class I                                                        120,762           49,584       12,749,730        8,671,276
     Cost of shares repurchased:
        Class N                                                     (1,423,893)      (3,386,003)      (3,135,959)      (2,327,895)
        Class I                                                     (8,146,612)     (11,916,795)     (34,395,392)     (91,400,785)
                                                                   -----------     ------------     ------------     ------------
          Net decrease from capital share transactions              (6,637,376)      (4,183,934)     (14,149,403)     (51,232,418)
                                                                   -----------     ------------     ------------     ------------
          Total decrease in net assets                              (9,828,061)      (4,828,551)     (40,927,773)     (60,395,328)
                                                                   -----------     ------------     ------------     ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)                     $ 3,651,560     $ 13,479,621     $  3,260,265     $ 44,188,038
                                                                   ===========     ============     ============     ============
     (A) Undistributed net investment income                       $    94,684     $     61,491     $         --     $         --
                                                                   ===========     ============     ============     ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
     Class N:
        Sold                                                            42,441          267,933          199,267           99,345
        Issued to shareholders in reinvestment of distributions          1,274              185          274,932           41,968
        Repurchased                                                   (155,419)        (246,832)        (473,674)        (176,820)
     Class I:
        Sold                                                           269,661          571,869        1,127,375        2,478,202
        Issued to shareholders in reinvestment of distributions         13,041            3,923        1,780,688          670,114
        Repurchased                                                 (1,034,240)        (929,269)      (6,088,309)      (7,062,090)
                                                                   -----------     ------------     ------------     ------------
           Net decrease in shares outstanding                         (863,242)        (332,191)      (3,179,721)      (3,949,281)
                                                                   ===========     ============     ============     ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS                                                BLAIRLOGIE EMERGING MARKETS FUND
                                            -------------------------------------------------------------------------------
                                                                                 CLASS N
                                             -------------------------------------------------------------------------------
                                                                         SIX MONTHS    TEN MONTHS
                                             YEAR ENDED    YEAR ENDED      ENDED         ENDED      YEAR ENDED     YEAR ENDED
                                              10/31/01      10/31/00      10/31/99      04/30/99     06/30/98       06/30/97
                                             ---------      --------       -------       -------     ---------       -------

Net Asset Value, Beginning of Period         $    9.86      $  10.75       $ 10.42       $ 10.14     $   13.95       $ 12.63
                                             ---------      --------       -------       -------     ---------       -------

  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.09 (a)      0.05          0.05          0.05          0.09             -
    Net realized and unrealized gain (loss)
        on investments                          (2.61) (a)    (0.92)          0.28          0.23        (3.90)          1.32
                                             ---------      --------       -------       -------     ---------       -------
        Total from investment operations        (2.52)        (0.87)          0.33          0.28        (3.81)          1.32
                                             ---------      --------       -------       -------     ---------       -------

  LESS DISTRIBUTIONS:
    Distributions from and in excess
         of net investment income               (0.02)        (0.02)             -             -             -             -
    Distributions from net realized
        gain on investments                     (0.06)             -             -             -             -             -
                                             ---------      --------       -------       -------     ---------       -------
        Total distributions                     (0.08)        (0.02)             -             -             -             -
                                             ---------      --------       -------       -------     ---------       -------
Net increase (decrease) in net asset value      (2.60)        (0.89)          0.33          0.28        (3.81)          1.32
                                             ---------      --------       -------       -------     ---------       -------
Net Asset Value, End of Period               $    7.26      $   9.86       $ 10.75       $ 10.42     $   10.14       $ 13.95
                                             =========      ========       =======       =======     =========       =======

TOTAL RETURN (1)                              (25.23)%       (8.25)%         3.26%         2.76%      (27.31)%        10.45%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)         $     511      $  1,795       $ 1,729       $   961 (3) $   1,339       $   117
Ratios of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser (2)                                  2.43%         1.97%         2.07%         1.68%         1.65%         1.69%
  After reimbursement of expenses by
    Adviser (2)                                  1.60%         1.60%         1.60%         1.68%         1.65%         1.69%
Ratios of net investment income (loss)
  to average net assets:
  Before reimbursement of expenses by
    Adviser (2)                                  0.21%       (0.01)%         0.41%         0.69%         0.81%         0.02%
  After reimbursement of expenses by
    Adviser (2)                                  1.04%         0.36%         0.88%         0.69%         0.81%         0.02%
Portfolio Turnover (1)                          37.19%        42.02%        46.93%        38.00%        52.00%        74.00%


---------------------------------------------------------------------
(1) Not annualized.
(2) Annualized.
(3) Net Assets at end of period do not reflect Class A, B, or C net assets prior to April 30, 1999. (a) The selected per share data was calculated using the weighted average shares method for the period.


FINANCIAL HIGHLIGHTS                                                BLAIRLOGIE EMERGING MARKETS FUND
                                             --------------------------------------------------------------------------------
                                                                                 CLASS I
                                             --------------------------------------------------------------------------------
                                                                         SIX MONTHS    TEN MONTHS
                                             YEAR ENDED    YEAR ENDED      ENDED         ENDED      YEAR ENDED     YEAR ENDED
                                              10/31/01      10/31/00      10/31/99      04/30/99     06/30/98       06/30/97
                                             ---------      --------       -------       -------     ---------       -------

Net Asset Value, Beginning of Period         $    9.87     $   10.79       $ 10.43       $ 10.18     $   13.96       $ 12.66
                                             ---------      --------       -------       -------     ---------       -------

  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.12 (a)      0.09          0.06          0.06          0.06          0.06
    Net realized and unrealized gain (loss)
        on investments                          (2.61) (a)    (0.97)          0.30          0.23        (3.84)          1.30
                                             ---------      --------       -------       -------     ---------       -------
        Total from investment operations        (2.49)        (0.88)          0.36          0.29        (3.78)          1.36
                                             ---------      --------       -------       -------     ---------       -------

  LESS DISTRIBUTIONS:
    Distributions from and in excess
         of net investment income               (0.05)        (0.04)             -        (0.03)             -        (0.06)

    Distributions from net realized
        gain on investments                     (0.06)             -             -             -             -             -
    Return of capital distributions                  -             -             -        (0.01)             -             -
                                             ---------      --------       -------       -------     ---------       -------
        Total distributions                     (0.11)        (0.04)             -        (0.04)             -        (0.06)
                                             ---------      --------       -------       -------     ---------       -------
Net increase (decrease) in net asset value      (2.60)        (0.92)          0.36          0.25        (3.78)          1.30
                                             ---------      --------       -------       -------     ---------       -------
Net Asset Value, End of Period               $    7.27     $    9.87       $ 10.79       $ 10.43     $   10.18       $ 13.96
                                             =========      ========       =======       =======     =========       =======

TOTAL RETURN (1)                              (25.18)%       (8.18)%         3.45%         2.98%      (27.08)%        10.85%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)         $   3,140     $  11,685       $16,579       $18,043     $  24,251       $52,703
Ratios of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser (2)                                  2.18%         1.72%         1.82%         1.43%         1.39%         1.45%
  After reimbursement of expenses by
    Adviser (2)                                  1.35%         1.35%         1.35%         1.43%         1.39%         1.45%
Ratios of net investment income (loss)
  to average net assets:
  Before reimbursement of expenses by
    Adviser (2)                                  0.46%         0.24%         0.66%         0.94%         0.52%         0.45%
  After reimbursement of expenses by
    Adviser (2)                                  1.29%         0.61%         1.13%         0.94%         0.52%         0.45%
Portfolio Turnover (1)                          37.19%        42.02%        46.93%        38.00%        52.00%        74.00%


---------------------------------------------------------------------
(1) Not annualized.
(2) Annualized.
(a) The selected per share data was calculated using the weighted average shares method for the period.
                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS                                                BLAIRLOGIE INTERNATIONAL DEVELOPED FUND
                                             -------------------------------------------------------------------------------
                                                                                 CLASS N
                                             -------------------------------------------------------------------------------
                                                                          SIX MONTHS    TEN MONTHS
                                             YEAR ENDED    YEAR ENDED      ENDED         ENDED      YEAR ENDED     YEAR ENDED
                                              10/31/01      10/31/00      10/31/99      04/30/99     06/30/98       06/30/97
                                             ---------      --------       -------       -------     ---------       -------
                                             -------------------------------------------------------------------------------

Net Asset Value, Beginning of Period         $   11.43     $   13.37       $ 12.70       $ 14.30     $   13.05       $ 12.51
                                             ---------      --------       -------       -------     ---------       -------

  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                     - (a)         -          0.06        (0.02)          0.17          0.06
    Net realized and unrealized gain (loss)
        on investments                          (2.59) (a)    (0.73)          0.61          0.16          1.69          1.09
                                             ---------      --------       -------       -------     ---------       -------
         Total from investment operations       (2.59)        (0.73)          0.67          0.14          1.86          1.15
                                             ---------      --------       -------       -------     ---------       -------

  LESS DISTRIBUTIONS:
    Distributions from and in excess
         of net investment income                    -        (0.08)             -             -        (0.03)             -
    Distributions from net realized
        gain on investments                     (4.05)        (1.13)             -        (1.74)        (0.58)        (0.61)
                                             ---------      --------       -------       -------     ---------       -------
        Total distributions                     (4.05)        (1.21)             -        (1.74)        (0.61)        (0.61)
                                             ---------      --------       -------       -------     ---------       -------
Net increase (decrease) in net asset value      (6.64)        (1.94)          0.67        (1.60)          1.25          0.54
                                             ---------      --------       -------       -------     ---------       -------
Net Asset Value, End of Period               $    4.79     $   11.43       $ 13.37       $ 12.70     $   14.30       $ 13.05
                                             =========      ========       =======       =======     =========       =======

TOTAL RETURN (1)                              (33.70)%       (6.58)%         5.35%         1.05%        15.33%         9.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)         $   2,524     $   6,019       $ 7,516       $ 5,278 (3) $   6,299       $ 2,302
Ratios of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser (2)                                  1.66%         1.43%         1.41%         1.41%         1.36%         1.38%
  After reimbursement of expenses by
    Adviser (2)                                  1.35%         1.35%         1.35%         1.41%         1.36%         1.38%
Ratios of net investment income (loss)
  to average net assets:
  Before reimbursement of expenses by
    Adviser (2)                                (0.31)%       (0.12)%         0.95%       (0.21)%         1.31%         0.52%
  After reimbursement of expenses by
    Adviser (2)                                  0.00%       (0.04)%         1.01%       (0.21)%         1.31%         0.52%
Portfolio Turnover (1)                          82.54%        50.86%        28.91%        36.00%        60.00%        77.00%


---------------------------------------------------------------------
(1) Not annualized.
(2) Annualized.
(3) Net Assets at end of period do not reflect Class A, B, or C net assets prior to April 30, 1999. (a) The selected per share data was calculated using the weighted average shares method for the period.


FINANCIAL HIGHLIGHTS                                                BLAIRLOGIE INTERNATIONAL DEVELOPED FUND
                                             -------------------------------------------------------------------------------
                                                                                 CLASS I
                                             -------------------------------------------------------------------------------
                                                                          SIX MONTHS    TEN MONTHS
                                             YEAR ENDED    YEAR ENDED      ENDED         ENDED      YEAR ENDED     YEAR ENDED
                                              10/31/01      10/31/00      10/31/99      04/30/99     06/30/98       06/30/97
                                             ---------      --------       -------       -------     ---------       -------
                                             -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $   11.47     $   13.40       $ 12.70      $  14.32     $   13.12       $ 12.54
                                             ---------      --------       -------       -------     ---------       -------

  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                  0.02 (a)      0.05          0.08             -          0.16          0.10
    Net realized and unrealized gain (loss)
        on investments                          (2.49) (a)    (0.75)          0.62          0.17          1.73          1.09
                                             ---------      --------       -------       -------     ---------       -------
        Total from investment operations        (2.47)        (0.70)          0.70          0.17          1.89          1.19
                                             ---------      --------       -------       -------     ---------       -------

  LESS DISTRIBUTIONS:
    Distributions from and in excess
         of net investment income                    -        (0.10)             -        (0.05)        (0.11)             -
    Distributions from net realized
        gain on investments                     (4.05)        (1.13)             -        (1.74)        (0.58)        (0.61)
                                             ---------      --------       -------       -------     ---------       -------
        Total distributions                     (4.05)        (1.23)             -        (1.79)        (0.69)        (0.61)
                                             ---------      --------       -------       -------     ---------       -------
Net increase (decrease) in net asset value      (6.52)        (1.93)          0.70        (1.62)          1.20          0.58
                                             ---------      --------       -------       -------     ---------       -------
Net Asset Value, End of Period               $    4.95     $   11.47       $ 13.40      $  12.70     $   14.32       $ 13.12
                                             =========      ========       =======       =======     =========       =======

TOTAL RETURN (1)                              (31.88)%       (6.28)%         5.51%         1.31%        15.69%        10.07%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)          $    736     $  38,169       $97,067      $101,084    $ 122,126       $94,044
Ratios of expenses to average net assets:
  Before reimbursement of expenses by
    Adviser (2)                                  1.41%         1.18%         1.16%         1.16%         1.11%         1.13%
  After reimbursement of expenses by
    Adviser (2)                                  1.10%         1.10%         1.10%         1.16%         1.11%         1.13%
Ratios of net investment income (loss)
  to average net assets:
  Before reimbursement of expenses by
    Adviser (2)                                (0.06)%         0.13%         1.20%         0.04%         1.20%         0.85%
  After reimbursement of expenses by
    Adviser (2)                                  0.25%         0.21%         1.26%         0.04%         1.20%         0.85%
Portfolio Turnover (1)                          82.54%        50.86%        28.91%        36.00%        60.00%        77.00%


---------------------------------------------------------------------
(1) Not annualized.
(2) Annualized.
(a) The selected per share data was calculated using the weighted average shares method for the period.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: ABN AMRO Funds (formerly "Alleghany Funds")(the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management company investment company with 30 funds; two series are covered by these financial statements: Blairlogie Emerging Markets Fund (the "Emerging Markets Fund") and Blairlogie International Developed Fund (the "International Developed Fund")(each a "Fund" and collectively, the "Funds").

On October 24, 2001, at a meeting of the Board of Trustees of the ABN AMRO Funds, the Board voted to liquidate the Funds. The Funds were liquidated on November 28, 2001. Any shareholders of the Funds who did not redeem their shares by this date received their pro-rata share of the proceeds of the liquidation.

The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: Equity securities and index options traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last reported sales price at the close of the respective exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last quoted bid and asked prices. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. For all Funds, short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed.

(2) FUTURES AND OPTIONS: The Funds may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are an imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

(3) FORWARD CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the first-in, first-out method.

(5) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(6) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

(7)  DIVIDENDS  AND   DISTRIBUTIONS:   Dividends   and   distributions   to
shareholders are recorded on the ex-dividend date.

(8) MULTI-CLASS OPERATIONS: Each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include distribution fees and reports to shareholders expense.

(9) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (B)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders at least annually. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTE (C) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended October 31, 2001 were:

                                    AGGREGATE PURCHASES    PROCEEDS FROM SALES
                                    -------------------    -------------------

Emerging Markets Fund                  $ 3,861,645            $ 13,477,914
International Developed Fund            26,071,251              58,577,301

NOTE  (D)  ADVISORY,   ADMINISTRATION  AND  DISTRIBUTION   SERVICES  AGREEMENTS:
Blairlogie Capital Management provides investment advisory services to the Funds. The advisory fee rates were as follows:
                                    Investment              Contractual
                                  ADVISORY FEES          EXPENSE LIMITATIONS
                                  -------------          -------------------
                                                         CLASS N     CLASS I
                                                         -------     -------
Emerging Markets                       0.85%              1.60%       1.35%
International Developed                0.85%              1.35%       1.10%

Alleghany Investment Services, Inc. ("AIS") served as the Administrator for the Funds for the period November 1, 2000 through September 26, 2001. Effective September 27, 2001, ABN AMRO Investment Fund Services, Inc. ("AAIFS") serves as the Administrator for the Funds. For services provided, AAIFS receives the following fees:

ADMINISTRATION FEES                                   CUSTODY LIAISON FEES
-------------------                                   --------------------

FEE (% OF FUNDS'     AVERAGE
 AGGREGATE           DAILY NET                     ANNUAL FEE    AVERAGE DAILY NET ASSETS
DAILY NET ASSETS)    ASSETS                        (PER FUND)            (PER FUND)

0.060                up to $2 billion              $10,000       up to $100 million
0.050                $2 billion to $12.5 billion   $15,000       $100 million to $500 million
0.045                over $12.5 billion            $20,000       over $500 million

PFPC Inc. ("PFPC") serves as Sub-Administrator of the Funds and receives fees, which are paid to PFPC by the Administrator. PFPC receives fees based upon the following schedule:

       SUB-ADMINISTRATION FEES                             CUSTODY LIAISON FEES
       -----------------------                             --------------------

       FEE (% OF FUNDS'              AVERAGE DAILY              ANNUAL FEE
       AGGREGATE DAILY NET ASSETS)    NET ASSETS                (PER FUND)

         0.045                       up to $2 billion              $10,000
         0.040                       $2 billion to $3 billion
         0.030                       $3 billion to $8 billion
         0.025                       $8 billion to $12 billion
         0.020                       over  $12 billion

Effective September 27, 2001 ABN AMRO Distribution Services (USA) Inc. served as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds, with respect to Class N Shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each Fund's average daily net assets. From January 2, 2001 to September 26, 2001, PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Inc., served as principal underwriter and distributor of the Funds' shares. Prior to PFPC Distributors, Inc. Provident Distributors, Inc. acted as the exclusive distributor of the Trust's shares. The Class I Shares of the Funds do not have a distribution plan.

The Trust does not compensate its officers or affiliated Trustees. The Trust pays each unaffiliated Trustee $4,000 per Board of Trustees' meeting attended and an annual retainer of $4,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

TAX INFORMATION (UNAUDITED)
The Funds paid long-term  capital gain  distributions of $74,350 and $11,904,674
for  the  Emerging   Markets  Fund  and  the   International   Developed   Fund,
respectively.

REPORT OF INDEPENDENT AUDITORS
To the Shareholders and Board of Trustees of ABN AMRO Funds
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Blairlogie International Developed Fund and the Blairlogie Emerging Markets Fund (the "Funds")(two of the Funds constituting the ABN AMRO Funds (the "Trust")), as of October 31, 2001 and the related statement of operations and the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the Funds for the year ended October 31, 2000 and the financial highlights for each of the periods indicated therein, were audited by other auditors whose report dated December 18, 2000 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned portfolios of ABN AMRO Funds at October 31, 2001, and the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                                /s/ ERNST & YOUNG LLP

Chicago, Illinois
December 17, 2001